Accrued And Other Current Liabilities - Summary of Accrued Liabilities and Other Current Liabilities (Detail) - Barkbox Inc [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Sales tax payable	$ 24,164	$ 14,000
Accrued marketing costs	4,199	2,544
Accrued deferred financing fees	3,000	0
Accrued compensation costs	3,287	1,199
Refund liability	1,292	604
Accrued licensing fees	209	0
Accrued professional and legal fees	2,484	367
Other accrued expenses	5,970	2,675
Accrued and other current liabilities	$ 44,605	$ 21,416